RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Sep. 30, 2025	Sep. 25, 2025	Jan. 29, 2025
Notes and other explanatory information [abstract]
sale of stock		3,066,061	524,390
aggregate proceeds			$ 2,150,000
Accounts payable and accrued liabilities	$ 200,000